Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2014	2,953,440	(854,620)	2,098,820
Depreciation	-	(46,601)	(46,601)
Other vessels’ costs	1,491	-	1,491
Balance, June 30, 2015	2,954,931	(901,221)	2,053,710